Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued Expenses

6. ACCRUED EXPENSES

Accrued expenses are comprised of the following:

	September 30, 2019	December 31, 2018

Accrued compensation and payroll taxes	$117,195	$149,019
Accrued taxes payable - Argentina	225,352	292,535
Accrued interest	447,652	404,239
Other accrued expenses	241,123	339,574
Accrued expenses, current	1,031,322	1,185,367
Accrued payroll tax obligations, non-current	71,099	57,786
Total accrued expenses	$1,102,421	$1,243,153

9. ACCRUED EXPENSES

Accrued expenses are comprised of the following:

	December 31,
	2018	2017
Accrued compensation and payroll taxes	$149,019	$463,604
Accrued taxes payable - Argentina	292,535	63,550
Accrued interest	404,239	255,481
Other accrued expenses	339,574	217,886
Accrued expenses, current	1,185,367	1,000,521
Accrued payroll tax obligations, non-current	57,786	247,515
Total accrued expenses	$1,243,153	$1,248,036

During May 2015, the Company entered into a payment plan, under which it agreed to pay its Argentine payroll tax obligations over a period of 36 months. The current portion of payments due under the plan is $113,670 and $230,506 as of December 31, 2018 and 2017, respectively, which is included in accrued compensation and payroll taxes above. The non-current portion of accrued expenses represents payments under the plan that are scheduled to be paid after twelve months. The Company incurred interest expenses of $52,209 and $113,679 during the years ended December 31, 2018 and 2017, respectively, related to this payment plan.